Organization and Principal Activities - History of the group and Contractual arrangements (Details)		12 Months Ended
	Sep. 30, 2019	Dec. 31, 2025	Apr. 30, 2025
Class A ordinary shares
Organization and Principal Activities
Number of underlying shares represented by each ADS			6
Yuanbao Shuke
Organization and Principal Activities
Service fee as percentage of consolidated profit before tax		100.00%
Initial term of agreement		20 years
Rui Fang | Yuanbao Shuke
Organization and Principal Activities
Percentage of equity interests	79.00%
Beijing Yibao Technology Limited Partnership | Yuanbao Shuke
Organization and Principal Activities
Percentage of equity interests	21.00%